Financial Instruments and Risks Management - Interest Rate Risk Sensitivity Analysis (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Derivative Options | CDI | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	R$ 66,981
Derivative Options | CDI | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(72,473)
Derivative Options | CDI | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(142,327)
Derivative Options | CDI | Possible (-25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an decrease in measurement input	75,530
Derivative Options | CDI | Remote (-50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an decrease in measurement input	154,446
Derivative Swap | CDI | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(2,198,750)
Derivative Swap | CDI | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(42,752)
Derivative Swap | CDI | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(83,345)
Derivative Swap | CDI | Possible (-25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an decrease in measurement input	44,995
Derivative Swap | CDI | Remote (-50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an decrease in measurement input	92,339
Derivative Swap | LIBOR | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(2,198,750)
Derivative Swap | LIBOR | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	163,314
Derivative Swap | LIBOR | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	326,151
Derivative Swap | LIBOR | Possible (-25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an decrease in measurement input	(163,811)
Derivative Swap | LIBOR | Remote (-50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an decrease in measurement input	(328,121)
Interest rate risk | Cash and cash equivalents | CDI | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	630,075
Interest rate risk | Cash and cash equivalents | CDI | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	6,931
Interest rate risk | Cash and cash equivalents | CDI | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	13,862
Interest rate risk | Marketable securities | CDI | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	6,330,334
Interest rate risk | Marketable securities | CDI | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	69,634
Interest rate risk | Marketable securities | CDI | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	139,267
Interest rate risk | Loans and financing | CDI | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	11,482,992
Interest rate risk | Loans and financing | CDI | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	581,039
Interest rate risk | Loans and financing | CDI | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	252,626
Interest rate risk | Loans and financing | TJLP | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	9,720,880
Interest rate risk | Loans and financing | TJLP | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	622,671
Interest rate risk | Loans and financing | TJLP | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	270,727
Interest rate risk | Loans and financing | LIBOR | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	16,229,715
Interest rate risk | Loans and financing | LIBOR | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	356,183
Interest rate risk | Loans and financing | LIBOR | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	R$ 154,862